Schedule of Investments (unaudited)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$5,950	$5,639,767
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	9,823	9,552,868
7.50%, 06/01/29(a)(b)	8,535	7,606,819
7.75%, 04/15/28(a)(b)	8,095	7,508,355
9.00%, 09/15/28(a)(b)	6,015	6,328,970
CMG Media Corp., 8.88%, 06/18/29(a)	4,415	3,554,075
Lamar Media Corp.
3.75%, 02/15/28(b)	5,010	4,777,636
4.88%, 01/15/29	3,610	3,504,978
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	20,691	17,639,078
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	4,080	3,827,119
5.00%, 08/15/27(a)(b)	5,636	5,543,344
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	8,650	8,349,499
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	3,696	3,730,037
		87,562,545
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	4,730	4,828,801
Bombardier Inc.
6.00%, 02/15/28(a)	6,455	6,428,567
7.50%, 02/01/29(a)(b)	6,300	6,540,975
7.88%, 04/15/27(a)(b)	6,194	6,204,839
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)(b)	3,415	3,417,561
Moog Inc., 4.25%, 12/15/27(a)	4,190	4,037,411
Spirit AeroSystems Inc.
4.60%, 06/15/28	6,015	5,802,490
9.38%, 11/30/29(a)(b)	6,000	6,453,700
TransDigm Inc.
4.63%, 01/15/29(b)	9,875	9,345,991
4.88%, 05/01/29(b)	6,300	5,978,581
5.50%, 11/15/27	20,725	20,508,770
6.38%, 03/01/29(a)	21,115	21,364,461
6.75%, 08/15/28(a)	16,725	16,995,109
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	7,940	8,317,428
		126,224,684
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27(a)(b)	4,050	4,022,952
Airlines — 1.5%
Air Canada, 3.88%, 08/15/26(a)(b)	9,622	9,389,636
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	4,742	4,782,815
American Airlines Inc.
7.25%, 02/15/28(a)(b)	6,090	6,227,025
8.50%, 05/15/29(a)	7,975	8,404,135
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	6,561	6,558,866
5.75%, 04/20/29(a)(b)	23,780	23,678,935
OneSky Flight LLC, 8.88%, 12/15/29(a)	2,450	2,509,805
United Airlines Inc.
4.38%, 04/15/26(a)	15,318	15,103,867
4.63%, 04/15/29(a)	15,315	14,680,423
Security	Par (000)	Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27(a)(b)	$4,066	$4,066,000
9.50%, 06/01/28(a)(b)	3,890	4,002,173
		99,403,680
Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29(a)(b)	2,890	2,684,001
Hanesbrands Inc., 4.88%, 05/15/26(a)	6,850	6,801,228
Kontoor Brands Inc., 4.13%, 11/15/29(a)	3,010	2,802,581
Under Armour Inc., 3.25%, 06/15/26	4,618	4,481,723
VF Corp.
2.40%, 04/23/25	5,000	4,975,833
2.80%, 04/23/27	4,225	3,991,822
William Carter Co. (The), 5.63%, 03/15/27(a)	4,331	4,312,915
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	4,550	4,048,090
		34,098,193
Auto Manufacturers — 0.7%
Allison Transmission Inc.
4.75%, 10/01/27(a)	3,620	3,545,790
5.88%, 06/01/29(a)(b)	1,275	1,274,681
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	8,320	8,257,600
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	4,200	4,052,560
5.50%, 07/15/29(a)(b)	3,200	3,140,000
5.88%, 01/15/28(a)(b)	4,750	4,731,073
7.75%, 10/15/25(a)(b)	5,536	5,543,629
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	5,281	5,277,389
PM General Purchaser LLC, 9.50%, 10/01/28(a)(b)	5,008	4,987,147
Wabash National Corp., 4.50%, 10/15/28(a)(b)	3,255	3,009,443
		43,819,312
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	6,737	6,727,231
7.00%, 04/15/28(a)(b)	4,450	4,547,900
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	4,850	4,441,601
6.50%, 04/01/27(b)	3,849	3,858,220
6.88%, 07/01/28(b)	3,480	3,460,373
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	2,927	2,929,561
6.75%, 05/15/28(a)	6,300	6,418,125
6.75%, 02/15/30(a)	1,315	1,335,218
8.50%, 05/15/27(a)(b)	15,249	15,329,878
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% Cash or 10.63% PIK)(a)(b)(c)	2,915	2,495,403
13.50%, 03/31/27, (9% Cash and 4.5% PIK)(a)(c)	3,812	4,021,327
Dana Inc.
5.38%, 11/15/27(b)	3,329	3,312,763
5.63%, 06/15/28(b)	3,380	3,362,667
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	5,200	4,259,649
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	5,902	5,789,019
5.00%, 05/31/26(b)	7,025	6,966,127
5.00%, 07/15/29(b)	6,800	6,335,288
9.50%, 05/31/25	4,097	4,108,699

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% cash)(a)(c)	$3,325	$3,245,849
Phinia Inc., 6.75%, 04/15/29(a)	4,500	4,619,969
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)	4,864	4,216,561
Tenneco Inc., 8.00%, 11/17/28(a)	15,365	14,640,924
Titan International Inc., 7.00%, 04/30/28(b)	3,400	3,377,900
ZF North America Capital Inc.
4.75%, 04/29/25(a)(b)	8,316	8,295,210
6.88%, 04/14/28(a)(b)	5,110	5,147,163
		133,242,625
Banks — 0.5%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	4,256	4,262,964
7.63%, 05/01/26(a)	4,006	4,021,583
12.00%, 10/01/28(a)	6,600	7,190,304
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(b)	11,910	11,928,581
Popular Inc., 7.25%, 03/13/28(b)	3,140	3,270,662
		30,674,094
Beverages — 0.2%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	6,193	5,852,385
Triton Water Holdings Inc., 6.25%, 04/01/29(a)	6,450	6,404,205
		12,256,590
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	3,875	3,269,764
Building Materials — 1.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)(b)	4,475	2,846,579
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	4,525	4,800,148
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	5,905	5,779,519
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	3,985	3,969,060
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	4,335	3,858,150
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	5,529	5,646,290
Griffon Corp., 5.75%, 03/01/28	8,010	7,947,762
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	3,585	3,450,114
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	2,750	2,560,937
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	4,865	4,734,375
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	9,180	9,098,816
Standard Industries Inc./New York
4.75%, 01/15/28(a)	8,320	8,086,957
5.00%, 02/15/27(a)	7,017	6,926,287
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	5,580	5,651,427
		75,356,421
Chemicals — 3.1%
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(b)(c)	6,051	3,978,204
10.43%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(b)(c)	7,511	7,582,422
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	5,927	5,450,238
Security	Par (000)	Value
Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	$4,366	$4,284,138
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	4,760	4,223,013
5.38%, 05/15/27(b)	4,232	4,144,608
5.75%, 11/15/28(a)(b)	6,325	6,000,781
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	4,756	4,691,794
Element Solutions Inc., 3.88%, 09/01/28(a)	6,350	6,068,264
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	4,057	4,003,772
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	2,995	2,751,259
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)(b)	3,650	3,699,731
Ineos Finance PLC
6.75%, 05/15/28(a)(b)	3,330	3,355,408
7.50%, 04/15/29(a)	5,875	5,990,572
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	1,160	1,217,793
Ingevity Corp., 3.88%, 11/01/28(a)(b)	4,630	4,295,138
Innophos Holdings Inc., 11.50%, 06/15/29(a)(b)	400	425,678
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(a)(b)	2,365	2,435,950
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	3,445	3,276,195
Methanex Corp.
5.13%, 10/15/27(b)	5,661	5,575,241
5.25%, 12/15/29	4,788	4,666,145
Minerals Technologies Inc., 5.00%, 07/01/28(a)(b)	3,325	3,218,500
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	4,410	4,021,920
5.00%, 05/01/25(a)	4,232	4,222,685
5.25%, 06/01/27(a)	8,615	8,467,554
8.50%, 11/15/28(a)	3,385	3,596,687
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	150	139,676
Olin Corp.
5.13%, 09/15/27(b)	4,245	4,198,393
5.63%, 08/01/29	4,375	4,249,219
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	6,395	6,059,838
6.25%, 10/01/29(a)(b)	3,000	2,884,080
9.75%, 11/15/28(a)(b)	13,185	13,951,312
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	3,825	4,056,068
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	9,035	8,750,398
6.63%, 05/01/29(a)(b)	5,705	5,533,850
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)(b)	6,345	6,284,913
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	5,075	4,794,923
SNF Group SACA, 3.13%, 03/15/27(a)	3,000	2,860,305
Tronox Inc., 4.63%, 03/15/29(a)(b)	8,925	8,077,023
WR Grace Holdings LLC
4.88%, 06/15/27(a)	6,189	6,056,452
5.63%, 08/15/29(a)(b)	9,625	8,975,313
		198,515,453
Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,250	3,439,433
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	3,390	3,472,029

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Coal (continued)
SunCoke Energy Inc., 4.88%, 06/30/29(a)	$4,200	$3,875,598
		10,787,060
Commercial Services — 5.1%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	8,100	7,583,220
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	3,500	3,445,976
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	4,503	4,513,611
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	3,728	3,797,900
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	7,400	6,845,000
9.75%, 07/15/27(a)(b)	8,395	8,448,476
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)(b)	9,708	9,253,471
4.63%, 06/01/28(a)	6,085	5,804,076
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	4,230	4,081,908
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	3,100	2,823,322
4.63%, 10/01/27(a)	4,275	4,143,017
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	4,087	3,874,366
5.38%, 03/01/29(a)(b)	4,650	4,434,937
5.75%, 07/15/27(a)(b)	3,176	3,145,352
5.75%, 07/15/27(a)(b)	2,816	2,777,763
8.25%, 01/15/30(a)(b)	5,110	5,268,410
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	6,605	6,555,462
Block Inc., 2.75%, 06/01/26	7,595	7,393,930
Brink's Co. (The)
4.63%, 10/15/27(a)	5,065	4,933,310
6.50%, 06/15/29(a)	3,162	3,225,240
Carriage Services Inc., 4.25%, 05/15/29(a)	3,325	3,049,730
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	4,990	4,747,985
CoreCivic Inc., 8.25%, 04/15/29(b)	4,295	4,541,332
Dcli Bidco LLC, 7.75%, 11/15/29(a)	4,060	4,179,126
Deluxe Corp.
8.00%, 06/01/29(a)	3,000	2,942,700
8.13%, 09/15/29(a)(b)	4,225	4,342,370
EquipmentShare.com Inc., 9.00%, 05/15/28(a)(b)	8,675	9,151,640
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	4,638	4,536,544
6.00%, 06/01/29(a)	4,100	3,951,539
7.75%, 02/15/28(a)	3,485	3,615,687
GEO Group Inc. (The), 8.63%, 04/15/29	5,645	5,963,387
Graham Holdings Co., 5.75%, 06/01/26(a)	3,040	3,037,849
Grand Canyon University, 5.13%, 10/01/28(b)	3,125	2,959,122
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	9,580	9,539,347
6.63%, 06/15/29(a)(b)	5,220	5,330,873
Hertz Corp. (The)
4.63%, 12/01/26(a)	4,081	3,629,539
5.00%, 12/01/29(a)(b)	7,850	5,664,148
12.63%, 07/15/29(a)	10,125	10,922,344
Korn Ferry, 4.63%, 12/15/27(a)	3,275	3,192,002
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	5,775	5,601,750
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	7,450	7,036,525
Security	Par (000)	Value
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	$8,401	$7,928,444
5.75%, 04/15/26(a)	10,620	10,646,550
6.25%, 01/15/28(a)(b)	10,448	10,427,940
PROG Holdings Inc., 6.00%, 11/15/29(a)	4,260	4,116,694
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	8,444	8,697,320
10.88%, 08/01/29(a)(b)	3,950	4,048,750
Service Corp. International/U.S.
4.63%, 12/15/27(b)	4,660	4,578,963
5.13%, 06/01/29(b)	6,075	5,949,916
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	3,681	3,641,171
Sotheby's, 7.38%, 10/15/27(a)(b)	6,540	6,474,600
StoneMor Inc., 8.50%, 05/15/29(a)(b)	3,075	2,813,625
TriNet Group Inc., 3.50%, 03/01/29(a)(b)	4,075	3,747,614
United Rentals North America Inc.
3.88%, 11/15/27	6,080	5,866,410
4.88%, 01/15/28(b)	13,284	13,101,345
5.25%, 01/15/30	3,000	2,960,700
5.50%, 05/15/27(b)	3,805	3,805,000
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	3,550	3,479,678
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	2,945	2,849,552
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	6,295	6,292,440
Williams Scotsman Inc.
4.63%, 08/15/28(a)	4,030	3,959,475
6.13%, 06/15/25(a)(b)	4,127	4,121,511
6.63%, 06/15/29(a)(b)	4,000	4,096,160
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	400	365,692
		334,253,836
Computers — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	3,300	3,267,000
ASGN Inc., 4.63%, 05/15/28(a)	4,472	4,306,000
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)	3,615	3,480,124
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	6,255	5,740,256
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	11,175	12,181,085
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	5,405	5,209,609
5.13%, 04/15/29(a)(b)	3,511	3,350,973
Science Applications International Corp., 4.88%, 04/01/28(a)(b)	3,430	3,325,694
Seagate HDD Cayman
4.09%, 06/01/29(b)	3,007	2,834,007
4.88%, 06/01/27	4,386	4,320,210
8.25%, 12/15/29(b)	1,420	1,522,144
Unisys Corp., 6.88%, 11/01/27(a)	4,322	4,280,046
Virtusa Corp., 7.13%, 12/15/28(a)(b)	3,005	2,925,680
Western Digital Corp., 4.75%, 02/15/26(b)	17,534	17,458,516
		74,201,344
Cosmetics & Personal Care — 0.3%
Coty Inc., 5.00%, 04/15/26(a)(b)	1,735	1,731,977
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(a)(b)	4,170	4,017,795
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	4,200	3,936,534

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.50%, 06/01/28(a)(b)	$6,405	$6,308,064
Prestige Brands Inc., 5.13%, 01/15/28(a)	3,185	3,141,206
		19,135,576
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	3,135	2,889,686
4.00%, 01/15/28(a)	5,690	5,488,233
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	5,524	5,547,643
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	4,225	4,197,525
Gates Corp./DE, 6.88%, 07/01/29(a)	4,325	4,427,648
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	10,030	10,013,701
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(a)(b)	4,453	4,562,747
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	4,225	4,394,528
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(d)(e)	5,855	292,750
9.00%, 11/15/26(a)(b)(d)(e)	9,112	4,730,647
		46,545,108
Diversified Financial Services — 5.0%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	3,985	3,979,301
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)(b)	4,181	4,341,185
Ally Financial Inc., 5.75%, 11/20/25(b)	8,173	8,209,702
Aretec Group Inc., 7.50%, 04/01/29(a)(b)	3,200	3,209,616
Armor Holdco Inc., 8.50%, 11/15/29(a)(b)	2,520	2,540,009
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	7,175	7,740,740
Burford Capital Global Finance LLC, 6.25%, 04/15/28(a)(b)	3,300	3,283,500
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(a)	2,935	2,957,247
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)	3,200	2,797,937
Coinbase Global Inc., 3.38%, 10/01/28(a)(b)	8,255	7,485,059
Credit Acceptance Corp.
6.63%, 03/15/26(b)	3,507	3,511,384
9.25%, 12/15/28(a)(b)	5,100	5,440,221
Encore Capital Group Inc., 9.25%, 04/01/29(a)(b)	4,140	4,441,847
Enova International Inc.
9.13%, 08/01/29(a)	4,000	4,205,000
11.25%, 12/15/28(a)(b)	3,400	3,697,073
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	8,825	9,212,497
GGAM Finance Ltd.
6.88%, 04/15/29(a)	3,310	3,384,061
8.00%, 02/15/27(a)	5,915	6,099,844
8.00%, 06/15/28(a)(b)	4,925	5,183,563
7.75%, 05/15/26(a)	3,420	3,477,819
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	8,275	8,505,529
goeasy Ltd.
7.63%, 07/01/29(a)(b)	5,250	5,416,031
9.25%, 12/01/28(a)	4,605	4,917,392
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)(b)	3,080	1,786,400
Hightower Holding LLC, 9.13%, 01/31/30(a)	3,100	3,266,625
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(a)	4,360	4,119,166
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)(b)	8,375	7,951,365
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferson Capital Holdings LLC, 9.50%, 02/15/29(a)(b)	$3,450	$3,687,800
LD Holdings Group LLC, 6.13%, 04/01/28(a)	4,280	3,739,650
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	2,900	2,713,588
6.50%, 05/01/28(a)(b)	7,905	7,782,222
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	4,142	4,115,491
5.50%, 08/15/28(a)	7,090	6,949,334
6.00%, 01/15/27(a)(b)	5,192	5,183,985
6.50%, 08/01/29(a)	4,835	4,866,621
Navient Corp.
4.88%, 03/15/28	4,280	4,114,187
5.00%, 03/15/27(b)	5,944	5,839,980
5.50%, 03/15/29	6,265	5,997,707
6.75%, 06/25/25(b)	3,847	3,864,196
6.75%, 06/15/26(b)	4,042	4,102,630
OneMain Finance Corp.
3.50%, 01/15/27(b)	6,450	6,213,437
3.88%, 09/15/28	4,785	4,462,013
5.38%, 11/15/29(b)	4,600	4,455,905
6.63%, 01/15/28(b)	6,615	6,725,272
6.63%, 05/15/29	5,625	5,715,469
7.13%, 03/15/26	12,546	12,798,300
9.00%, 01/15/29(b)	7,310	7,762,306
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	2,913	3,014,955
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	3,116	3,095,664
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	5,485	5,128,475
5.38%, 10/15/25(a)	5,054	5,050,210
7.88%, 12/15/29(a)	6,275	6,572,435
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	3,925	3,841,672
Planet Financial Group LLC, 10.50%, 12/15/29(a)	4,085	4,201,463
PRA Group Inc.
5.00%, 10/01/29(a)(b)	3,095	2,866,400
8.38%, 02/01/28(a)	3,510	3,622,253
8.88%, 01/31/30(a)(b)	3,870	4,048,794
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)	3,400	3,553,364
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	9,489	9,050,134
3.63%, 03/01/29(a)(b)	6,320	5,767,265
SLM Corp.
3.13%, 11/02/26	4,114	3,959,725
4.20%, 10/29/25	4,394	4,382,795
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)(b)	6,216	6,212,323
5.50%, 04/15/29(a)	5,975	5,791,986
5.75%, 06/15/27(a)	4,286	4,263,284
		326,673,403
Electric — 2.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	3,370	3,192,098
Calpine Corp.
4.50%, 02/15/28(a)(b)	10,095	9,792,150
4.63%, 02/01/29(a)	5,560	5,323,352
5.13%, 03/15/28(a)	11,105	10,882,900

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	$7,085	$6,839,930
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	2,065	2,065,000
DPL Inc.
4.13%, 07/01/25(b)	3,590	3,572,648
4.35%, 04/15/29	3,375	3,158,156
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	1,675	1,526,905
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	4,275	4,091,175
4.50%, 09/15/27(a)(b)	4,685	4,444,894
7.25%, 01/15/29(a)(b)	6,330	6,358,833
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	3,990	3,650,694
5.25%, 06/15/29(a)(b)	5,850	5,702,434
5.75%, 01/15/28(b)	6,340	6,350,325
5.75%, 07/15/29(a)	6,350	6,256,242
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	5,945	5,602,449
PG&E Corp., 5.00%, 07/01/28(b)	8,397	8,071,616
Pike Corp., 5.50%, 09/01/28(a)(b)	5,897	5,769,183
Terraform Global Operating LP, 6.13%, 03/01/26(a)	1,640	1,636,425
TransAlta Corp., 7.75%, 11/15/29	2,188	2,269,135
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	6,598	6,266,121
5.00%, 07/31/27(a)	10,728	10,582,919
5.50%, 09/01/26(a)	7,635	7,633,937
5.63%, 02/15/27(a)(b)	10,566	10,580,088
		141,619,609
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	6,775	6,322,486
4.75%, 06/15/28(a)(b)	5,125	4,918,591
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	7,630	7,772,071
7.25%, 06/15/28(a)	10,190	10,381,062
		29,394,210
Electronics — 0.5%
Coherent Corp., 5.00%, 12/15/29(a)(b)	7,095	6,832,679
Imola Merger Corp., 4.75%, 05/15/29(a)	13,910	13,248,718
Sensata Technologies BV, 4.00%, 04/15/29(a)(b)	8,368	7,746,885
TTM Technologies Inc., 4.00%, 03/01/29(a)	4,205	3,943,449
		31,771,731
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26(a)(b)	3,271	2,692,646
11.75%, 10/01/28(a)(b)	3,200	2,195,136
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	5,225	4,826,594
5.00%, 01/31/28(a)	5,956	5,734,875
		15,449,251
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27(b)	8,048	8,007,760
Arcosa Inc., 4.38%, 04/15/29(a)	3,450	3,255,501
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(a)	2,888	2,886,492
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	4,117	3,883,830
Fluor Corp., 4.25%, 09/15/28(b)	4,945	4,750,600
Security	Par (000)	Value
Engineering & Construction (continued)
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(a)	$3,550	$3,447,076
TopBuild Corp., 3.63%, 03/15/29(a)	3,325	3,075,625
Tutor Perini Corp., 11.88%, 04/30/29(a)	3,270	3,645,833
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	3,275	3,150,655
		36,103,372
Entertainment — 2.9%
Affinity Interactive, 6.88%, 12/15/27(a)	4,495	3,822,098
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	1,740	1,811,155
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	7,430	6,259,106
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(c)	6,875	6,859,934
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	3,525	3,656,747
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	5,605	5,328,647
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	9,410	8,880,217
8.13%, 07/01/27(a)	4,128	4,169,280
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	3,150	3,042,711
5.38%, 04/15/27	4,295	4,269,230
Churchill Downs Inc.
4.75%, 01/15/28(a)	5,945	5,785,600
5.50%, 04/01/27(a)(b)	5,000	4,979,012
Cinemark USA Inc., 5.25%, 07/15/28(a)(b)	6,331	6,202,797
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)(b)	4,450	4,612,611
International Game Technology PLC
4.13%, 04/15/26(a)	5,480	5,425,652
5.25%, 01/15/29(a)(b)	6,260	6,159,840
6.25%, 01/15/27(a)	5,710	5,788,512
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)(b)	3,976	3,903,921
Light & Wonder International Inc.
7.00%, 05/15/28(a)(b)	5,915	5,936,628
7.25%, 11/15/29(a)(b)	525	540,488
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	3,425	3,062,978
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	4,240	4,045,439
4.75%, 10/15/27(a)(b)	7,965	7,809,842
6.50%, 05/15/27(a)	9,620	9,786,426
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)(b)	3,451	3,483,554
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	6,215	5,915,515
Mohegan Tribal Gaming Authority
8.00%, 02/01/26(a)	9,301	9,270,462
13.25%, 12/15/27(a)	425	482,046
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,555	3,421,687
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	3,174	3,339,524
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	3,275	2,983,343
5.63%, 01/15/27(a)(b)	3,526	3,495,802
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	5,700	4,242,463
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(a)(b)	8,020	7,139,484

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	$5,950	$5,754,899
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)(b)	4,420	4,396,941
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	2,800	2,716,138
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	3,030	3,027,291
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(b)	5,675	5,489,333
		187,297,353
Environmental Control — 0.9%
Clean Harbors Inc., 4.88%, 07/15/27(a)	4,710	4,651,979
Enviri Corp., 5.75%, 07/31/27(a)(b)	4,131	4,007,070
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	5,900	5,563,641
3.75%, 08/01/25(a)	5,982	5,944,613
4.00%, 08/01/28(a)(b)	5,925	5,640,150
4.38%, 08/15/29(a)(b)	4,375	4,132,472
4.75%, 06/15/29(a)(b)	5,915	5,703,531
5.13%, 12/15/26(a)	3,568	3,556,081
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	5,555	5,312,413
5.88%, 06/30/29(a)	8,400	8,080,800
Reworld Holding Corp., 4.88%, 12/01/29(a)	5,775	5,392,200
		57,984,950
Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	5,956	5,843,086
3.50%, 03/15/29(a)	11,323	10,415,009
4.63%, 01/15/27(a)	10,672	10,489,789
5.88%, 02/15/28(a)	6,345	6,337,069
6.50%, 02/15/28(a)(b)	6,465	6,583,051
7.50%, 03/15/26(a)	4,909	4,926,182
B&G Foods Inc.
5.25%, 09/15/27(b)	4,727	4,498,688
8.00%, 09/15/28(a)	6,675	6,924,478
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	3,405	2,914,782
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(b)(c)	4,885	5,288,012
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	3,275	3,186,018
7.63%, 07/01/29(a)(b)	4,325	4,519,538
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	7,525	7,829,988
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	5,850	5,411,250
4.88%, 05/15/28(a)(b)	4,405	4,310,505
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	8,325	7,844,564
5.50%, 10/15/27(a)	8,215	8,157,741
Post Holdings Inc., 5.50%, 12/15/29(a)(b)	6,375	6,241,189
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	7,050	6,569,754
TreeHouse Foods Inc., 4.00%, 09/01/28	4,396	4,014,492
Security	Par (000)	Value
Food (continued)
U.S. Foods Inc.
4.75%, 02/15/29(a)	$7,350	$7,095,264
6.88%, 09/15/28(a)	4,275	4,380,935
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	4,270	4,237,975
		138,019,359
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25(a)(b)	4,768	4,766,569
5.00%, 02/01/28(a)(b)	8,925	8,746,500
TKC Holdings Inc.
6.88%, 05/15/28(a)	3,575	3,565,838
10.50%, 05/15/29(a)	5,510	5,620,200
		22,699,107
Forest Products & Paper — 0.3%
Domtar Corp., 6.75%, 10/01/28(a)	5,434	5,017,973
Glatfelter Corp., 4.75%, 11/15/29(a)	3,895	3,521,392
Mercer International Inc.
5.13%, 02/01/29(b)	7,291	6,458,003
12.88%, 10/01/28(a)	2,405	2,597,400
		17,594,768
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	4,297	4,090,873
5.88%, 08/20/26	5,690	5,651,787
9.38%, 06/01/28(a)(b)	4,095	4,040,061
		13,782,721
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28(a)	3,090	3,404,407
Health Care - Products — 1.6%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	5,615	5,200,894
4.63%, 07/15/28(a)	12,385	11,964,282
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	11,525	12,079,468
Hologic Inc.
3.25%, 02/15/29(a)	7,444	6,839,026
4.63%, 02/01/28(a)	3,310	3,238,173
Medline Borrower LP
3.88%, 04/01/29(a)	28,350	26,442,966
5.25%, 10/01/29(a)(b)	19,795	19,176,406
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	11,330	11,524,842
Teleflex Inc.
4.25%, 06/01/28(a)(b)	3,810	3,661,251
4.63%, 11/15/27(b)	3,714	3,650,082
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	2,585	2,675,475
		106,452,865
Health Care - Services — 3.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	4,000	3,806,856
5.50%, 07/01/28(a)(b)	3,830	3,749,251
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	4,300	3,975,422
4.25%, 05/01/28(a)(b)	4,330	4,148,112
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)(b)	14,039	13,610,810
6.00%, 01/15/29(a)	5,290	4,828,807
6.88%, 04/01/28(a)(b)	5,000	3,573,338
6.88%, 04/15/29(a)(b)	9,950	6,819,456

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
8.00%, 12/15/27(a)(b)	$5,785	$5,741,613
Encompass Health Corp.
4.50%, 02/01/28(b)	6,545	6,391,389
5.75%, 09/15/25(b)	1,097	1,096,452
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	3,960	3,737,250
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	5,880	6,270,844
IQVIA Inc.
5.00%, 10/15/26(a)(b)	8,406	8,373,805
5.00%, 05/15/27(a)	9,070	8,978,436
Kedrion SpA, 6.50%, 09/01/29(a)(b)	6,250	5,960,938
LifePoint Health Inc.
4.38%, 02/15/27(a)	5,001	4,998,500
5.38%, 01/15/29(a)(b)	4,030	3,566,550
Molina Healthcare Inc., 4.38%, 06/15/28(a)	6,679	6,428,537
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	4,414	3,530,950
11.50%, 12/31/30(a)	2,305	1,982,387
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)	11,810	11,217,752
Quorum Health Corp., 11.63%, 04/15/23(f)	2,653	—
Radiology Partners Inc., 7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	5,803	5,760,100
Tenet Healthcare Corp.
4.25%, 06/01/29	10,460	9,888,047
4.38%, 01/15/30	6,150	5,748,405
4.63%, 06/15/28	4,900	4,742,367
5.13%, 11/01/27(b)	11,919	11,784,911
6.13%, 10/01/28(b)	19,275	19,282,710
6.25%, 02/01/27	11,489	11,513,701
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	7,905	8,043,337
US Renal Care Inc., 10.63%, 07/15/27(a)	2,984	2,199,208
		201,750,241
Holding Companies - Diversified — 0.7%
Benteler International AG, Class A, 10.50%, 05/15/28(a)(b)	4,325	4,592,527
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	8,275	8,019,385
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	5,816	5,004,668
5.25%, 05/15/27(b)	11,512	11,150,811
6.25%, 05/15/26	5,728	5,717,307
9.75%, 01/15/29	5,580	5,712,424
10.00%, 11/15/29(a)	3,865	3,947,131
Prospect Capital Corp., 3.71%, 01/22/26(b)	861	837,371
		44,981,624
Home Builders — 1.1%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	3,310	3,458,477
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)	2,800	2,590,700
Beazer Homes USA Inc., 5.88%, 10/15/27	3,121	3,089,010
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29(a)	2,975	2,765,448
6.25%, 09/15/27(a)(b)	5,213	5,197,547
Century Communities Inc.
3.88%, 08/15/29(a)	4,175	3,794,344
6.75%, 06/01/27(b)	4,185	4,200,694
Security	Par (000)	Value
Home Builders (continued)
Empire Communities Corp.
7.00%, 12/15/25(a)(b)	$3,500	$3,491,688
9.75%, 05/01/29(a)	3,720	3,878,100
Forestar Group Inc., 3.85%, 05/15/26(a)	3,096	3,022,470
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)(b)	2,875	3,124,873
LGI Homes Inc., 8.75%, 12/15/28(a)	3,510	3,715,265
M/I Homes Inc., 4.95%, 02/01/28(b)	3,400	3,344,104
Mattamy Group Corp., 5.25%, 12/15/27(a)	4,235	4,153,947
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28	3,832	3,697,248
Taylor Morrison Communities Inc.
5.75%, 01/15/28(a)	3,785	3,793,753
5.88%, 06/15/27(a)(b)	4,250	4,278,687
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	4,185	3,824,800
Tri Pointe Homes Inc., 5.70%, 06/15/28(b)	3,075	3,075,000
		68,496,155
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)(b)	6,696	6,241,074
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	4,925	4,540,850
Housewares — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	6,025	6,017,092
Newell Brands Inc.
5.70%, 04/01/26	9,225	9,261,278
6.38%, 09/15/27(b)	4,386	4,472,777
6.63%, 09/15/29(b)	4,125	4,226,235
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)	2,425	2,271,012
		26,248,394
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	5,590	5,291,550
6.00%, 08/01/29(a)	4,000	3,854,722
8.25%, 02/01/29(a)	7,730	8,012,145
8.50%, 06/15/29(a)	4,260	4,463,034
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)(b)	6,280	6,073,976
5.88%, 11/01/29(a)(b)	3,510	3,378,158
6.75%, 10/15/27(a)	10,683	10,643,580
6.75%, 04/15/28(a)	10,130	10,221,170
AmWINS Group Inc.
4.88%, 06/30/29(a)(b)	6,350	6,033,326
6.38%, 02/15/29(a)(b)	6,152	6,223,320
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	6,050	6,099,308
AssuredPartners Inc., 5.63%, 01/15/29(a)	4,500	4,552,306
BroadStreet Partners Inc., 5.88%, 04/15/29(a)(b)	6,000	5,867,070
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	6,350	6,664,325
HUB International Ltd., 5.63%, 12/01/29(a)(b)	4,145	4,061,639
		91,439,629
Internet — 2.2%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	3,075	2,844,412
9.00%, 08/01/29(a)	3,410	3,424,686
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	4,100	3,690,000

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Arches Buyer Inc.
4.25%, 06/01/28(a)	$7,440	$6,954,447
6.13%, 12/01/28(a)	4,095	3,709,174
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	3,766	3,551,074
5.63%, 09/15/28(a)	3,615	3,396,112
Cars.com Inc., 6.38%, 11/01/28(a)	3,225	3,231,611
Cogent Communications Group LLC
3.50%, 05/01/26(a)(b)	3,796	3,706,229
7.00%, 06/15/27(a)	3,636	3,671,378
Gen Digital Inc.
5.00%, 04/15/25(a)	8,289	8,285,684
6.75%, 09/30/27(a)	7,688	7,822,463
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	6,505	6,018,491
5.25%, 12/01/27(a)	5,130	5,085,113
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	4,400	4,092,000
ION Trading Technologies SARL
5.75%, 05/15/28(a)	3,795	3,576,788
9.50%, 05/30/29(a)	6,155	6,431,975
Match Group Holdings II LLC
4.63%, 06/01/28(a)	4,269	4,103,043
5.00%, 12/15/27(a)	3,750	3,676,500
5.63%, 02/15/29(a)(b)	2,955	2,921,387
Millennium Escrow Corp., 6.63%, 08/01/26(a)	6,554	5,094,789
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	5,489	3,012,546
11.75%, 10/15/28(a)	4,040	3,206,750
Rakuten Group Inc.
9.75%, 04/15/29(a)(b)	15,985	17,444,064
11.25%, 02/15/27(a)	14,685	16,049,214
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(c)	4,423	3,903,206
Wayfair LLC, 7.25%, 10/31/29(a)(b)	6,575	6,711,267
		145,614,403
Iron & Steel — 0.9%
Algoma Steel Inc., 9.13%, 04/15/29(a)	2,975	2,986,976
ATI Inc., 5.88%, 12/01/27(b)	3,050	3,039,242
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	4,391	4,183,604
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	3,670	3,697,745
Carpenter Technology Corp., 6.38%, 07/15/28(b)	3,350	3,364,308
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	2,785	2,590,282
5.88%, 06/01/27(b)	4,549	4,541,229
6.88%, 11/01/29(a)(b)	7,125	7,144,443
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,600	2,630,235
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	5,180	5,298,208
8.13%, 05/01/27(a)	5,745	5,767,520
9.25%, 10/01/28(a)(b)	8,990	9,500,183
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	2,950	2,797,475
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,845	3,900,945
		61,442,395
Leisure Time — 1.3%
Acushnet Co., 7.38%, 10/15/28(a)(b)	3,045	3,165,449
Security	Par (000)	Value
Leisure Time (continued)
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	$15,375	$16,365,150
Life Time Inc., 8.00%, 04/15/26(a)	3,866	3,868,126
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(b)	3,092	3,103,166
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	4,500	3,829,922
NCL Corp. Ltd.
5.88%, 02/15/27(a)	7,797	7,831,530
7.75%, 02/15/29(a)(b)	4,955	5,254,133
8.13%, 01/15/29(a)(b)	6,320	6,708,100
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	4,470	4,512,524
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	7,068	7,108,076
10.75%, 11/15/29(a)(b)	5,663	5,848,633
Viking Cruises Ltd.
5.88%, 09/15/27(a)	6,926	6,911,618
7.00%, 02/15/29(a)(b)	3,975	4,018,259
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	2,861	2,826,195
VOC Escrow Ltd., 5.00%, 02/15/28(a)	5,675	5,564,338
		86,915,219
Lodging — 3.0%
Boyd Gaming Corp., 4.75%, 12/01/27	8,322	8,163,882
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	4,000	4,026,860
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)(b)	4,428	4,563,571
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)(b)	3,925	3,664,315
4.88%, 01/15/30(b)	300	290,952
5.38%, 05/01/25(a)	4,095	4,095,597
5.75%, 05/01/28(a)(b)	4,105	4,113,828
5.88%, 04/01/29(a)	4,695	4,724,630
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)(b)	7,000	6,667,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	4,990	4,958,039
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	3,900	3,667,743
Melco Resorts Finance Ltd.
4.88%, 06/06/25(a)(b)	7,885	7,860,624
5.25%, 04/26/26(a)(b)	3,717	3,684,290
5.38%, 12/04/29(a)(b)	9,095	8,375,367
5.63%, 07/17/27(a)(b)	4,871	4,754,418
5.75%, 07/21/28(a)	6,985	6,699,052
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,371	6,240,417
5.25%, 06/18/25(a)	3,946	3,928,736
5.88%, 05/15/26(a)(b)	5,710	5,706,522
MGM Resorts International
4.63%, 09/01/26	3,240	3,211,672
4.75%, 10/15/28(b)	5,755	5,570,840
5.50%, 04/15/27(b)	5,237	5,243,546
6.13%, 09/15/29(b)	6,140	6,140,000
Station Casinos LLC, 4.50%, 02/15/28(a)(b)	5,509	5,267,981
Studio City Co. Ltd., 7.00%, 02/15/27(a)(b)	2,844	2,867,330
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	9,045	8,244,015
6.50%, 01/15/28(a)(b)	4,333	4,224,675
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	4,900	4,638,781
6.00%, 04/01/27	3,439	3,464,964

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
6.60%, 10/01/25	$3,231	$3,245,225
6.63%, 07/31/26(a)	5,016	5,085,472
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	4,045	3,889,308
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	7,590	7,527,383
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	7,600	7,057,056
5.50%, 01/15/26(a)	8,000	7,976,000
5.50%, 10/01/27(a)(b)	6,396	6,260,085
5.63%, 08/26/28(a)(b)	10,590	10,229,411
		196,330,087
Machinery — 1.1%
ATS Corp., 4.13%, 12/15/28(a)	3,087	2,882,486
BWX Technologies Inc.
4.13%, 06/30/28(a)	3,430	3,261,001
4.13%, 04/15/29(a)	3,476	3,274,754
Chart Industries Inc., 7.50%, 01/01/30(a)	4,750	4,959,950
Esab Corp., 6.25%, 04/15/29(a)	5,475	5,549,077
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	4,310	3,006,764
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	3,745	3,211,337
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	8,325	8,730,844
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	4,285	4,540,172
Mueller Water Products Inc., 4.00%, 06/15/29(a)	3,625	3,379,033
Terex Corp., 5.00%, 05/15/29(a)(b)	5,050	4,866,622
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	3,530	3,555,204
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	13,039	12,892,311
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	7,055	6,695,195
		70,804,750
Manufacturing — 0.6%
Amsted Industries Inc., 5.63%, 07/01/27(a)	3,421	3,402,954
Calderys Financing LLC, 11.25%, 06/01/28(a)	4,355	4,653,318
Enpro Inc., 5.75%, 10/15/26(b)	2,535	2,534,524
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	4,086	3,927,863
12.25%, 11/15/26(a)	6,261	6,004,863
Hillenbrand Inc.
5.00%, 09/15/26	3,185	3,170,790
6.25%, 02/15/29(b)	3,960	3,983,760
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	4,744	4,672,840
Trinity Industries Inc., 7.75%, 07/15/28(a)	5,170	5,371,199
		37,722,111
Media — 7.6%
AMC Networks Inc.
4.25%, 02/15/29(b)	8,125	6,435,569
10.25%, 01/15/29(a)	7,397	7,896,298
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(a)	19,725	19,155,441
5.13%, 05/01/27(a)	25,506	25,038,495
5.38%, 06/01/29(a)	11,950	11,549,794
5.50%, 05/01/26(a)	5,470	5,449,269
6.38%, 09/01/29(a)(b)	11,700	11,699,122
CSC Holdings LLC
5.38%, 02/01/28(a)	8,005	7,027,509
5.50%, 04/15/27(a)(b)	10,490	9,716,363
6.50%, 02/01/29(a)	14,024	11,934,424
7.50%, 04/01/28(a)(b)	8,575	6,302,625
Security	Par (000)	Value
Media (continued)
11.25%, 05/15/28(a)	$8,045	$7,949,466
11.75%, 01/31/29(a)(b)	16,305	16,223,475
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	29,036	28,745,640
DISH DBS Corp.
5.25%, 12/01/26(a)	22,218	20,535,653
5.75%, 12/01/28(a)(b)	19,860	17,184,262
7.38%, 07/01/28(b)	8,075	5,919,320
7.75%, 07/01/26(b)	15,650	13,674,187
5.13%, 06/01/29	11,750	7,725,625
DISH Network Corp., 11.75%, 11/15/27(a)	28,865	30,480,574
GCI LLC, 4.75%, 10/15/28(a)	5,110	4,816,175
Gray Television Inc.
7.00%, 05/15/27(a)(b)	4,206	4,116,833
10.50%, 07/15/29(a)(b)	10,320	10,787,363
iHeartCommunications Inc.
4.75%, 01/15/28(a)	100	81,750
9.13%, 05/01/29(a)	6,411	5,635,489
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	6,525	5,308,066
6.75%, 10/15/27(a)(b)	9,505	8,705,154
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	7,600	7,464,625
8.00%, 08/01/29(a)	6,125	6,234,699
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	8,296	7,817,022
5.63%, 07/15/27(a)	13,890	13,672,066
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	7,821	6,917,023
6.50%, 09/15/28(a)	7,275	4,870,006
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	4,420	3,219,295
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	2,725	2,289,000
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	8,328	8,056,275
4.00%, 07/15/28(a)	15,965	14,937,014
5.00%, 08/01/27(a)	11,945	11,721,031
5.50%, 07/01/29(a)(b)	9,150	8,915,531
TEGNA Inc.
4.63%, 03/15/28(b)	7,815	7,484,660
4.75%, 03/15/26(a)	4,510	4,482,015
5.00%, 09/15/29(b)	9,100	8,580,117
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	8,000	7,749,200
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	4,856	4,849,930
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	8,705	7,908,493
6.63%, 06/01/27(a)	11,714	11,711,560
8.00%, 08/15/28(a)	11,640	11,895,411
Urban One Inc., 7.38%, 02/01/28(a)	5,126	2,851,338
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)(b)	11,425	10,939,437
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	4,305	4,111,275
Ziggo BV, 4.88%, 01/15/30(a)	5,340	4,984,089
		493,755,053
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	3,092	3,052,001

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)(b)	$2,625	$2,467,500
		5,519,501
Mining — 0.8%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	4,321	4,054,178
5.50%, 12/15/27(a)	3,120	3,115,466
6.13%, 05/15/28(a)(b)	2,045	2,057,479
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	4,177	4,135,230
Constellium SE, 3.75%, 04/15/29(a)(b)	4,200	3,828,020
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	5,053	4,928,180
Hecla Mining Co., 7.25%, 02/15/28	3,975	4,031,385
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)(b)	4,180	4,029,896
New Gold Inc., 7.50%, 07/15/27(a)	3,157	3,179,625
Novelis Corp.
3.25%, 11/15/26(a)	6,229	6,025,806
4.75%, 01/30/30(a)	7,700	7,228,375
Novelis Inc., 6.88%, 01/30/30(a)(b)	1,650	1,689,187
Perenti Finance Pty Ltd.
6.50%, 10/07/25(a)(b)	558	557,700
7.50%, 04/26/29(a)(b)	3,080	3,203,200
		52,063,727
Office & Business Equipment — 0.3%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	3,286	3,300,064
7.25%, 03/15/29(a)(b)	3,075	3,075,769
Xerox Holdings Corp.
5.00%, 08/15/25(a)(b)	3,241	3,226,591
5.50%, 08/15/28(a)	5,985	5,102,213
8.88%, 11/30/29(a)(b)	3,400	2,980,100
		17,684,737
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	3,735	3,598,799
Oil & Gas — 5.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	8,115	8,328,749
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	2,840	2,787,517
8.25%, 12/31/28(a)(b)	3,915	4,005,045
California Resources Corp., 8.25%, 06/15/29(a)	7,270	7,479,618
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(a)	3,477	3,517,807
Chord Energy Corp., 6.38%, 06/01/26(a)	3,241	3,242,661
CITGO Petroleum Corp.
6.38%, 06/15/26(a)(b)	5,832	5,850,733
7.00%, 06/15/25(a)	9,220	9,239,420
8.38%, 01/15/29(a)	9,485	9,825,341
Civitas Resources Inc.
5.00%, 10/15/26(a)	3,273	3,255,391
8.38%, 07/01/28(a)	11,205	11,734,436
CNX Resources Corp., 6.00%, 01/15/29(a)(b)	4,300	4,248,400
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	7,295	6,902,894
6.75%, 03/01/29(a)	12,715	12,491,781
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	7,790	8,158,792
Security	Par (000)	Value
Oil & Gas (continued)
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	$3,475	$3,273,464
8.50%, 01/15/29(a)	4,975	4,867,938
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(a)	5,505	5,631,615
Energean PLC, 6.50%, 04/30/27(a)(b)	3,200	3,195,644
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)	5,195	5,143,050
5.38%, 03/30/28(a)	4,955	4,747,687
EnQuest PLC, 11.63%, 11/01/27(a)(b)	3,400	3,450,857
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	4,175	4,250,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	4,865	4,721,888
6.25%, 11/01/28(a)	4,835	4,801,759
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	6,105	6,255,232
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	585	585,933
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	4,070	4,004,839
Leviathan Bond Ltd.
6.13%, 06/30/25(a)	5,121	5,118,989
6.50%, 06/30/27(a)	4,731	4,675,195
Matador Resources Co., 6.88%, 04/15/28(a)(b)	4,195	4,269,210
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	5,045	4,965,121
Nabors Industries Inc.
7.38%, 05/15/27(a)	5,767	5,815,472
9.13%, 01/31/30(a)	4,985	5,171,494
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	3,435	3,318,622
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	5,610	5,699,293
Parkland Corp.
4.50%, 10/01/29(a)(b)	5,515	5,182,390
5.88%, 07/15/27(a)(b)	4,297	4,292,703
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28(b)	6,810	6,696,500
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	5,905	5,856,874
8.00%, 04/15/27(a)	3,951	4,044,836
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	3,445	3,477,142
Puma International Financing SA, 7.75%, 04/25/29(a)(b)	4,305	4,371,778
Range Resources Corp.
4.88%, 05/15/25	4,742	4,731,838
8.25%, 01/15/29	4,700	4,836,867
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	4,985	4,974,531
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	5,145	5,341,691
SM Energy Co.
6.50%, 07/15/28	3,450	3,445,457
6.63%, 01/15/27	3,260	3,251,035
6.75%, 09/15/26(b)	3,596	3,593,753
6.75%, 08/01/29(a)	5,975	5,982,977
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	4,095	4,100,119
Sunoco LP, 7.00%, 05/01/29(a)	4,170	4,315,950
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	6,825	6,516,073
5.88%, 03/15/28(b)	3,285	3,289,080
6.00%, 04/15/27	4,995	4,997,654
7.00%, 09/15/28(a)	4,280	4,397,853
Talos Production Inc., 9.00%, 02/01/29(a)	5,159	5,360,679
Teine Energy Ltd., 6.88%, 04/15/29(a)	2,960	2,868,339

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	$5,465	$5,184,919
Transocean Inc.
8.00%, 02/01/27(a)	4,287	4,287,000
8.25%, 05/15/29(a)(b)	7,335	7,351,962
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	4,395	4,506,366
Viper Energy Inc., 5.38%, 11/01/27(a)	3,763	3,730,074
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	2,810	2,802,975
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	4,830	4,769,625
		333,590,927
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	6,655	6,677,760
Bristow Group Inc., 6.88%, 03/01/28(a)	3,235	3,256,718
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	4,790	4,974,050
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	6,405	6,585,941
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	3,378	3,391,241
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	5,926	5,969,148
7.13%, 03/15/29(a)(b)	8,250	8,435,873
Viridien, 8.75%, 04/01/27(a)(b)	4,116	4,174,749
		43,465,480
Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	4,860	4,388,094
4.00%, 09/01/29(a)(b)	8,375	7,298,115
6.00%, 06/15/27(a)	4,840	4,805,055
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	9,929	8,757,378
5.25%, 08/15/27(a)	4,464	2,516,044
Ball Corp.
6.00%, 06/15/29(b)	6,450	6,511,275
6.88%, 03/15/28(b)	5,635	5,780,101
Berry Global Inc., 5.63%, 07/15/27(a)(b)	3,660	3,660,144
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)	3,815	3,735,686
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	4,250	4,291,650
6.88%, 01/15/30(a)(b)	3,480	3,535,297
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	3,433	3,378,271
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	6,815	6,797,758
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	4,425	4,408,406
Graphic Packaging International LLC
3.50%, 03/15/28(a)	3,765	3,554,980
3.50%, 03/01/29(a)(b)	2,875	2,657,554
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)(b)	6,735	6,728,265
Iris Holdings Inc., 10.00%, 12/15/28(a)	3,440	3,182,000
LABL Inc.
5.88%, 11/01/28(a)(b)	4,050	3,575,340
Security	Par (000)	Value
Packaging & Containers (continued)
8.25%, 11/01/29(a)(b)	$3,695	$3,167,077
10.50%, 07/15/27(a)(b)	5,626	5,534,578
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	20,875	21,272,878
9.25%, 04/15/27(a)	10,273	10,471,406
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)	4,999	5,018,146
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	7,920	7,929,900
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)	4,133	4,147,791
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	3,644	3,502,480
5.00%, 04/15/29(a)(b)	3,475	3,357,719
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(b)	6,232	6,277,264
Silgan Holdings Inc., 4.13%, 02/01/28(b)	4,900	4,717,720
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	4,775	5,267,621
TriMas Corp., 4.13%, 04/15/29(a)	3,350	3,107,963
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	8,870	8,827,158
8.50%, 08/15/27(a)	5,879	5,883,938
		188,045,052
Pharmaceuticals — 3.1%
180 Medical Inc., 3.88%, 10/15/29(a)	1,650	1,528,222
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	3,995	3,667,197
6.13%, 08/01/28(a)(b)	3,110	3,056,158
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	4,993	4,269,015
9.25%, 04/01/26(a)	6,634	6,418,395
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	13,575	11,149,124
5.00%, 01/30/28(a)	3,400	2,303,500
5.00%, 02/15/29(a)	2,000	1,175,000
5.50%, 11/01/25(a)	13,610	13,354,813
6.13%, 02/01/27(a)	8,935	8,153,188
6.25%, 02/15/29(a)	50	30,672
9.00%, 12/15/25(a)	8,580	8,348,683
11.00%, 09/30/28(a)	15,170	14,243,471
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)(b)	4,384	3,887,512
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	6,235	6,416,127
Grifols SA, 4.75%, 10/15/28(a)(b)	5,965	5,525,081
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	4,800	3,270,864
12.25%, 04/15/29(a)(b)	6,570	6,896,266
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	12,497	11,908,516
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)	987	1,048,771
Option Care Health Inc., 4.38%, 10/31/29(a)	4,110	3,842,850
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)(b)	16,932	16,064,235
Owens & Minor Inc., 4.50%, 03/31/29(a)(b)	3,675	3,342,298
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, 9.00% Cash and 3.50% PIK or 12.00% Cash(a)	3,291	3,398,429

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	$26,202	$25,385,022
4.75%, 05/09/27(b)	8,451	8,307,003
5.13%, 05/09/29(b)	8,275	8,097,605
6.75%, 03/01/28(b)	10,275	10,571,228
7.88%, 09/15/29	2,460	2,658,645
		198,317,890
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	3,910	3,821,742
5.75%, 03/01/27(a)	5,337	5,337,000
5.75%, 01/15/28(a)	5,475	5,457,480
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	4,185	4,306,769
Buckeye Partners LP
3.95%, 12/01/26	5,031	4,897,779
4.13%, 03/01/25(a)	557	556,577
4.13%, 12/01/27	3,302	3,169,599
4.50%, 03/01/28(a)	3,950	3,806,396
6.75%, 02/01/30(a)	1,100	1,118,929
6.88%, 07/01/29(a)	4,830	4,942,297
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)(b)	3,350	3,359,564
8.63%, 03/15/29(a)(b)	8,625	9,012,090
DT Midstream Inc., 4.13%, 06/15/29(a)(b)	9,075	8,558,859
EQM Midstream Partners LP
4.50%, 01/15/29(a)(b)	6,108	5,884,334
6.38%, 04/01/29(a)	4,980	5,058,435
6.50%, 07/01/27(a)	7,391	7,540,520
7.50%, 06/01/27(a)	4,046	4,147,150
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	4,951	5,239,012
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(b)	5,550	5,611,843
8.00%, 01/15/27	2,929	2,976,567
8.25%, 01/15/29(b)	5,120	5,243,085
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	3,050	3,095,339
7.00%, 08/01/27(b)	3,511	3,532,103
Harvest Midstream I LP, 7.50%, 09/01/28(a)(b)	6,765	6,906,388
Hess Midstream Operations LP
5.13%, 06/15/28(a)(b)	4,375	4,304,584
5.63%, 02/15/26(a)	6,311	6,312,600
6.50%, 06/01/29(a)	3,470	3,536,798
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	4,635	4,896,076
ITT Holdings LLC, 6.50%, 08/01/29(a)	9,875	9,237,964
Kinetik Holdings LP, 6.63%, 12/15/28(a)(b)	6,640	6,772,800
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)	3,400	3,697,500
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	27,272	28,435,983
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)(b)	7,595	7,797,103
NuStar Logistics LP
5.63%, 04/28/27(b)	4,745	4,745,149
5.75%, 10/01/25	4,800	4,809,017
6.00%, 06/01/26(b)	4,109	4,131,917
Prairie Acquiror LP, 9.00%, 08/01/29(a)	3,400	3,516,552
Security	Par (000)	Value
Pipelines (continued)
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	$3,222	$3,193,808
4.95%, 07/15/29(a)(b)	4,575	4,388,454
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	5,855	6,163,851
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)(b)	6,105	5,960,006
6.00%, 03/01/27(a)	3,721	3,710,916
7.38%, 02/15/29(a)	6,555	6,689,683
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)	9,150	9,321,562
3.88%, 08/15/29(a)	8,575	7,931,875
Venture Global LNG Inc.
7.00%, 01/15/30(a)	8,015	8,191,731
8.13%, 06/01/28(a)(b)	18,465	19,226,681
9.50%, 02/01/29(a)	24,195	26,975,731
		307,528,198
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(a)(b)	4,748	3,876,297
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	6,260	5,853,100
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)(b)	5,105	5,149,005
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(a)(g)	4,358	4,450,264
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	5,355	4,929,673
5.38%, 08/01/28(a)	6,310	6,128,588
Hunt Companies Inc., 5.25%, 04/15/29(a)	5,275	5,057,406
Kennedy-Wilson Inc., 4.75%, 03/01/29(b)	4,695	4,337,053
Newmark Group Inc., 7.50%, 01/12/29	3,975	4,172,756
		43,954,142
Real Estate Investment Trusts — 4.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	4,200	3,769,500
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	3,635	3,743,759
Brandywine Operating Partnership LP
3.95%, 11/15/27	3,815	3,608,265
8.30%, 03/15/28(b)	2,950	3,104,875
8.88%, 04/12/29	3,282	3,505,039
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	6,299	6,043,812
5.75%, 05/15/26(a)	7,240	7,158,550
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)(b)	3,330	3,168,946
Diversified Healthcare Trust
4.75%, 02/15/28(b)	4,330	3,806,662
9.75%, 06/15/25(b)	3,267	3,262,949
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	4,320	4,014,716
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	3,325	2,417,275
3.95%, 11/01/27	3,218	2,929,989
4.65%, 04/01/29(b)	3,975	3,186,976
5.95%, 02/15/28(b)	2,840	2,565,088

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Inc.
4.88%, 09/15/27(a)(b)	$8,240	$8,073,964
4.88%, 09/15/29(a)	6,650	6,370,284
5.00%, 07/15/28(a)(b)	4,085	3,974,705
5.25%, 03/15/28(a)	6,555	6,443,811
7.00%, 02/15/29(a)	7,930	8,157,987
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	5,185	5,035,931
4.75%, 06/15/29(a)(b)	5,245	4,991,601
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	6,800	5,193,063
5.00%, 10/15/27(b)	11,294	10,108,130
5.25%, 08/01/26(b)	4,365	4,361,726
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)	4,015	3,743,988
Office Properties Income Trust
3.25%, 03/15/27(a)	3,510	3,072,128
9.00%, 09/30/29(a)(b)	4,681	3,932,040
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	5,970	5,693,808
5.88%, 10/01/28(a)	5,680	5,614,098
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	3,310	3,306,194
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	4,925	4,698,893
4.75%, 10/15/27	5,835	5,716,024
7.25%, 07/15/28(a)(b)	3,420	3,547,823
Rithm Capital Corp., 8.00%, 04/01/29(a)	6,275	6,343,649
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(b)	4,196	4,106,919
4.00%, 09/15/29(a)(b)	4,075	3,735,756
SBA Communications Corp.
3.13%, 02/01/29(b)	12,275	11,165,366
3.88%, 02/15/27	12,394	12,009,776
Service Properties Trust
3.95%, 01/15/28	3,205	2,829,341
4.75%, 10/01/26	3,825	3,700,688
4.95%, 02/15/27(b)	3,336	3,219,240
4.95%, 10/01/29(b)	3,325	2,748,046
5.25%, 02/15/26	3,059	3,011,423
5.50%, 12/15/27	3,616	3,480,400
8.38%, 06/15/29	5,660	5,667,402
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	3,460	3,354,297
4.38%, 01/15/27(a)(b)	4,211	4,080,080
4.75%, 03/15/25(b)	2,235	2,237,397
7.25%, 04/01/29(a)(b)	4,915	5,077,809
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	350	307,703
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	4,695	4,460,914
6.50%, 02/15/29(a)(b)	8,836	8,051,805
10.50%, 02/15/28(a)	22,430	23,986,081
Vornado Realty LP, 2.15%, 06/01/26	3,160	3,021,496
XHR LP, 4.88%, 06/01/29(a)(b)	4,075	3,868,978
		278,787,165
Security	Par (000)	Value
Retail — 5.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	$5,750	$5,316,202
3.88%, 01/15/28(a)	12,005	11,428,760
4.38%, 01/15/28(a)(b)	6,295	6,033,333
5.63%, 09/15/29(a)	2,900	2,884,594
6.13%, 06/15/29(a)	7,755	7,846,121
Academy Ltd., 6.00%, 11/15/27(a)(b)	3,595	3,588,673
Advance Auto Parts Inc., 1.75%, 10/01/27(b)	3,035	2,730,802
Arko Corp., 5.13%, 11/15/29(a)(b)	3,270	3,022,652
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	3,431	3,329,908
4.63%, 11/15/29(a)(b)	6,375	6,054,258
Bath & Body Works Inc.
5.25%, 02/01/28(b)	4,250	4,212,005
7.50%, 06/15/29(b)	3,875	3,999,969
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(c)	3,515	3,479,770
Beacon Roofing Supply Inc., 4.13%, 05/15/29(a)	2,950	2,889,645
Carvana Co., 12.00%, 12/01/28, (12.00% PIK)(a)(c)	6,409	6,903,087
CEC Entertainment LLC, 6.75%, 05/01/26(a)	4,981	4,984,138
eG Global Finance PLC, 12.00%, 11/30/28(a)	8,525	9,567,607
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)(b)	3,677	3,858,084
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	5,536	5,534,491
5.88%, 04/01/29(a)(b)	6,850	6,453,128
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	8,205	7,722,956
6.75%, 01/15/30(a)	9,225	8,694,562
FirstCash Inc.
4.63%, 09/01/28(a)	4,210	4,021,603
5.63%, 01/01/30(a)(b)	200	195,764
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	3,325	2,858,669
Foundation Building Materials Inc., 6.00%, 03/01/29(a)(b)	3,405	3,045,807
Gap Inc. (The), 3.63%, 10/01/29(a)	5,700	5,170,850
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	4,120	3,862,500
11.50%, 08/15/29(a)(b)	4,225	4,305,275
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	6,050	5,745,857
6.38%, 01/15/30(a)(b)	200	203,366
Guitar Center Inc., 8.50%, 01/15/26(a)	4,879	4,159,348
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	3,050	2,905,125
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	3,225	3,108,900
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	6,125	6,053,399
Kohl's Corp., 4.25%, 07/17/25	2,940	2,916,909
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	6,855	6,319,213
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)(b)	8,300	7,864,250
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	6,555	6,074,846
4.63%, 12/15/27(a)(b)	3,425	3,322,507
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	6,870	5,341,425
7.88%, 05/01/29(a)(b)	9,975	6,300,110
Murphy Oil USA Inc., 4.75%, 09/15/29	3,650	3,494,364
Nordstrom Inc., 4.00%, 03/15/27(b)	3,036	2,945,879

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	$3,225	$2,930,719
Park River Holdings Inc., 5.63%, 02/01/29(a)(b)	3,405	2,939,831
Patrick Industries Inc., 4.75%, 05/01/29(a)(b)	2,960	2,822,804
Penske Automotive Group Inc.
3.50%, 09/01/25(b)	4,419	4,386,134
3.75%, 06/15/29(b)	4,100	3,785,838
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	10,005	9,578,954
7.75%, 02/15/29(a)(b)	9,505	9,464,604
QVC Inc.
4.45%, 02/15/25	4,882	4,869,795
6.88%, 04/15/29(a)(b)	5,024	4,225,385
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	3,525	3,775,733
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)	11,330	10,834,312
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)	3,226	3,228,742
Sonic Automotive Inc., 4.63%, 11/15/29(a)(b)	4,600	4,335,500
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)	4,250	4,343,840
Staples Inc.
10.75%, 09/01/29(a)	18,800	18,424,000
12.75%, 01/15/30(a)	400	313,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27(b)	3,191	3,178,136
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	5,125	4,727,812
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	4,950	4,547,812
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	2,815	2,982,866
Vivo Energy Investments BV, 5.13%, 09/24/27(a)(b)	2,700	2,586,882
Walgreens Boots Alliance Inc.
3.45%, 06/01/26(b)	11,535	11,229,409
8.13%, 08/15/29(b)	6,040	6,114,493
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	5,356	5,352,442
Yum! Brands Inc., 4.75%, 01/15/30(a)	5,150	4,948,085
		346,678,339
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27(a)	4,490	4,490,485
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	3,375	3,349,687
Entegris Inc.
3.63%, 05/01/29(a)(b)	3,200	2,936,000
4.38%, 04/15/28(a)(b)	3,630	3,493,875
4.75%, 04/15/29(a)(b)	12,275	11,855,733
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	5,765	5,440,142
Synaptics Inc., 4.00%, 06/15/29(a)(b)	3,275	3,016,093
		34,582,015
Software — 3.1%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	2,800	2,801,148
Camelot Finance SA, 4.50%, 11/01/26(a)(b)	5,716	5,617,628
CDK Global II LLC, 4.88%, 06/01/27	15	13,798
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	6,350	6,032,500
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	6,325	6,140,437
Security	Par (000)	Value
Software (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	$7,689	$7,210,437
4.88%, 07/01/29(a)(b)	7,675	7,180,922
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	31,671	31,056,899
9.00%, 09/30/29(a)(b)	30,100	30,831,219
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)(b)	3,615	3,658,344
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	3,570	3,472,067
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	4,820	5,043,504
Elastic NV, 4.13%, 07/15/29(a)	4,650	4,345,217
Ellucian Holdings Inc., 6.50%, 12/01/29(a)(b)	5,595	5,641,785
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	7,526	7,170,773
5.25%, 05/15/26(a)	3,063	3,067,196
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)(b)	2,860	2,642,775
8.75%, 05/01/29(a)	4,985	5,136,993
Open Text Corp.
3.88%, 02/15/28(a)	7,605	7,220,681
3.88%, 12/01/29(a)	6,050	5,553,719
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	5,025	4,634,507
PTC Inc.
3.63%, 02/15/25(a)	4,097	4,090,001
4.00%, 02/15/28(a)(b)	4,305	4,130,217
Rocket Software Inc.
6.50%, 02/15/29(a)	4,855	4,615,284
9.00%, 11/28/28(a)	6,790	7,040,531
SS&C Technologies Inc., 5.50%, 09/30/27(a)	15,531	15,479,165
Twilio Inc., 3.63%, 03/15/29	4,300	3,999,043
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	3,683	3,064,486
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	5,475	5,049,209
		201,940,485
Telecommunications — 4.7%
Altice Financing SA
5.00%, 01/15/28(a)(b)	9,638	7,784,613
5.75%, 08/15/29(a)	16,150	12,654,728
9.63%, 07/15/27(a)	3,165	2,931,581
Altice France SA
5.13%, 01/15/29(a)	3,575	2,848,828
5.13%, 07/15/29(a)	19,745	15,697,275
5.50%, 01/15/28(a)	8,835	7,179,454
5.50%, 10/15/29(a)	15,515	12,334,425
8.13%, 02/01/27(a)	14,029	11,806,386
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)(b)	6,194	6,186,257
Ciena Corp., 4.00%, 01/31/30(a)	2,905	2,690,847
CommScope LLC
4.75%, 09/01/29(a)	9,750	8,677,500
6.00%, 03/01/26(a)	11,595	11,579,926
7.13%, 07/01/28(a)(b)	5,385	4,896,850
8.25%, 03/01/27(a)(b)	7,850	7,494,199
CommScope Technologies LLC, 5.00%, 03/15/27(a)	6,200	5,605,575
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	15,680	14,063,000
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	3,400	3,223,268

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.50%, 10/01/28(a)	$6,273	$6,129,976
EchoStar Corp., Series ., 10.75%, 11/30/29	40,210	43,431,826
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	11,830	11,708,269
5.88%, 10/15/27(a)(b)	9,385	9,385,000
5.88%, 11/01/29	800	799,171
6.75%, 05/01/29(a)(b)	8,175	8,226,993
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	6,470	5,811,689
6.63%, 08/01/26(b)	6,250	4,321,193
Iliad Holding SASU, 7.00%, 10/15/28(a)	7,635	7,769,376
Level 3 Financing Inc.
3.63%, 01/15/29(a)	2,040	1,574,186
3.75%, 07/15/29(a)(b)	2,595	1,981,202
4.25%, 07/01/28(a)(b)	3,750	3,368,500
4.88%, 06/15/29(a)(b)	4,825	4,150,996
10.50%, 04/15/29(a)(b)	5,585	6,273,044
10.50%, 05/15/30(a)(b)	2,414	2,646,376
11.00%, 11/15/29(a)(b)	8,450	9,577,732
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	3,405	3,353,857
Viasat Inc.
5.63%, 09/15/25(a)	3,971	3,943,799
5.63%, 04/15/27(a)(b)	5,086	4,941,659
6.50%, 07/15/28(a)(b)	3,455	2,948,670
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	3,510	3,194,109
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	11,668	11,023,110
6.13%, 03/01/28(a)	8,336	7,377,360
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	6,575	7,036,828
		308,629,633
Transportation — 0.3%
Brightline East LLC, 11.00%, 01/31/30(a)	9,680	9,374,335
Cargo Aircraft Management Inc., 4.75%, 02/01/28(a)	5,319	5,310,835
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	4,831	4,492,226
RXO Inc., 7.50%, 11/15/27(a)(b)	2,741	2,820,783
		21,998,179
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(a)(b)	8,360	8,171,900
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	5,168	5,085,458
		13,257,358
Total Corporate Bonds & Notes — 98.4% (Cost: $6,324,797,503)		6,397,539,955
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27	1,116	1,122,526
Total Fixed Rate Loan Interests — 0.0% (Cost: $1,057,505)		1,122,526
Floating Rate Loan Interests(h)
Health Care - Services — 0.0%
MPH Acquisition Holdings LLC, Term Loan, 0.00%, 12/31/30(i)	1,466	1,292,058
Security	Par (000)	Value
Software — 0.0%
Veritas U.S. Inc., 2024 Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.50%), 16.93%, 12/09/29	$2,480	$2,470,091
Total Floating Rate Loan Interests — 0.0% (Cost: $3,723,315)		3,762,149
	Shares
Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(f)	25,958	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,557	15,044
Oil, Gas & Consumable Fuels — 0.1%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ 3,307,305)(a)(j)	220,487	3,307,305
Total Common Stocks — 0.1% (Cost $5,981,074)		3,322,349
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G1, Preference Shares, NVS	22,415	504,337
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	32,444	729,990
		1,234,327
Total Preferred Stocks — 0.0% (Cost $1,094,340)		1,234,327
Total Long-Term Investments — 98.5% (Cost: $6,336,653,737)		6,406,981,306
Short-Term Securities
Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(k)(l)(m)	1,034,203,097	1,034,720,199
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(k)(l)	43,820,000	43,820,000
Total Short-Term Securities — 16.6% (Cost: $1,078,052,880)		1,078,540,199
Total Investments — 115.1% (Cost: $7,414,706,617)		7,485,521,505
Liabilities in Excess of Other Assets — (15.1)%		(982,363,317)
Net Assets — 100.0%		$6,503,158,188

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,307,305, representing less than 0.05% of its net assets as of period end, and an original cost of $3,307,305.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$997,764,167	$37,151,247 (a)	$—	$(8,417)	$(186,798)	$1,034,720,199	1,034,203,097	$1,445,966 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,390,000	12,430,000 (a)	—	—	—	43,820,000	43,820,000	308,359	—
				$(8,417)	$(186,798)	$1,078,540,199		$1,754,325	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,397,539,955	$—	$6,397,539,955
Fixed Rate Loan Interests	—	1,122,526	—	1,122,526

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Floating Rate Loan Interests	$—	$3,762,149	$—	$3,762,149
Common Stocks	3,307,305	15,044	—	3,322,349
Preferred Stocks	—	1,234,327	—	1,234,327
Short-Term Securities
Money Market Funds	1,078,540,199	—	—	1,078,540,199
	$1,081,847,504	$6,403,674,001	$—	$7,485,521,505

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate